Intangible assets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible assets
Intangible assets at beginning	€ 50,381,000
Amortization	(477,000)	€ (480,000)
Intangible assets at ending	51,407,000	49,310,000
Development cost
Intangible assets
Intangible assets at ending	51,005,000	48,867,000
Patents and licenses
Intangible assets
Intangible assets at ending	402,000	443,000
Cost
Intangible assets
Intangible assets at beginning	54,001,000	49,262,000
Additions	1,507,000	3,183,000
Other	(4,000)
Intangible assets at ending	55,504,000	52,445,000
Cost | Development cost
Intangible assets
Intangible assets at beginning	53,410,000	48,671,000
Additions	1,507,000	3,183,000
Other	(4,000)
Intangible assets at ending	54,913,000	51,854,000
Cost | Patents and licenses
Intangible assets
Intangible assets at beginning	591,000	591,000
Additions	0	0
Intangible assets at ending	591,000	591,000
Amortization
Intangible assets
Intangible assets at beginning	(3,620,000)	(2,655,000)
Amortization	(477,000)	(480,000)
Intangible assets at ending	(4,097,000)	(3,135,000)
Amortization | Development cost
Intangible assets
Intangible assets at beginning	(3,452,000)	(2,528,000)
Amortization	(456,000)	(459,000)
Intangible assets at ending	(3,908,000)	(2,987,000)
Amortization | Patents and licenses
Intangible assets
Intangible assets at beginning	(168,000)	(127,000)
Amortization	(21,000)	(21,000)
Intangible assets at ending	€ (189,000)	€ (148,000)